Description of Organization and Business Operations (Details)				6 Months Ended
	Jul. 12, 2021 USD ($) Vote $ / shares shares	Jan. 11, 2021 USD ($) $ / shares shares	Jul. 22, 2020 USD ($) shares	Jun. 30, 2021 USD ($) Vote $ / shares item shares	Dec. 31, 2020 USD ($) Vote $ / shares item shares	Sep. 30, 2020 $ / shares	Jul. 31, 2020 $ / shares
Subsidiary, Sale of Stock [Line Items]
Numbers of units issued | shares				3,600,000	3,600,000
Purchase price, per unit | $ / shares				$ 10.00	$ 10.00
Deferred underwriting commissions				$ 9,700,000	$ 9,700,000
Payments for investment of cash in Trust Account				$ 276,000,000	$ 276,000,000.0
Condition for future business combination use of proceeds percentage				80	80
Condition for future business combination threshold Percentage Ownership				50	50
Condition for future business combination threshold Net Tangible Assets				$ 5,000,001	$ 5,000,001
Redemption limit percentage without prior consent				20	20
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%	100.00%
Months to complete acquisition | item				24	24
Maximum Allowed Dissolution Expenses				$ 100,000	$ 100,000
Operating bank accounts				501,000	161,000
Working capital				$ 1,200,000	$ 421,000,000,000
SES | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Total consideration	$ 2,810,000,000
Share price | $ / shares	$ 10.00
Numerator Shares in exchange ratio | shares	281,000,000
Earn-out shares | shares	30,000,000
Closing stock trigger price for issuance of earn-out shares. | $ / shares	$ 18.00
Minimum period of closing stock trigger price for issuance of earn-out shares	1 year
Maximum period of closing stock trigger price for issuance of earn-out shares	5 years
Class A Ordinary shares
Subsidiary, Sale of Stock [Line Items]
Common stock, par value, (per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Number of votes per share | Vote				1	1
Class A Ordinary shares | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Number of votes per share | Vote	1
Class A Ordinary shares | Before domestication | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Common stock, par value, (per share) | $ / shares	$ 0.0001
Common stock conversion ratio	1
Warrants conversion ratio	1
Units conversion ratio	1
Class A Ordinary shares | After domestication | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Common stock, par value, (per share) | $ / shares	$ 0.0001
Number of shares in a unit | shares	1
Number of warrants in a unit | shares	0.33
Class B Ordinary shares
Subsidiary, Sale of Stock [Line Items]
Common stock, par value, (per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Class B Ordinary shares | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Number of votes per share | Vote	10
Class B Ordinary shares | Before domestication | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Common stock, par value, (per share) | $ / shares	$ 0.0001
Common stock conversion ratio	1
Class B Ordinary shares | After domestication | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Common stock, par value, (per share) | $ / shares	$ 0.0001
Working capital loans warrant
Subsidiary, Sale of Stock [Line Items]
Maximum borrowing capacity of working capital loan				$ 500,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Numbers of units issued | shares		27,600,000
Purchase price, per unit | $ / shares		$ 10.00
Number of warrants in a unit | shares		0.33
Proceeds from issuance initial public offering		$ 276,000,000.0
Deferred underwriting commissions		9,700,000
Other offering costs		$ 15,800,000
Initial Public Offering | Class A Ordinary shares
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit | shares		1
Private Placement
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares				5,013,333	5,013,333
Price of warrant | $ / shares				$ 1.50	$ 1.50
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares				5,013,333	5,013,333
Price of warrant | $ / shares				$ 1.50	$ 1.50
Proceeds from sale of Private Placement Warrants				$ 7,500,000	$ 7,500,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Numbers of units issued | shares		3,600,000
PIPE Investors | Subsequent Event
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares	20,000,000
Sale of stock, price per share | $ / shares	$ 10.00
Aggregate purchase price	$ 200,000,000
Sponsor
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price			$ 25,000
Amount borrowed			$ 500,000
Sponsor | Class B Ordinary shares | Founder Shares
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares			8,625,000
Aggregate purchase price			$ 25,000